United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-07309

(Investment Company Act File Number)

Federated Total Return Government Bond Fund
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7000
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  2/28/09

Date of Reporting Period:  Quarter ended 5/31/08

Item 1.                      Schedule of Investments

Federated Total Return Government Bond Fund

Portfolio of Investments

May 31, 2008 (unaudited)

Principal Amount or Shares	Value

		U.S. TREASURY—51.8%
		U.S. Treasury Bonds—13.2%
$325,000		12.000%, 8/15/2013	$331,119
2,200,000		11.250%, 2/15/2015	3,179,754
5,500,000		7.250%, 5/15/2016 - 8/15/2022	6,822,097
2,050,000		8.750%, 5/15/2017	2,753,412
1,000,000		8.125%, 5/15/2021	1,350,703
4,000,000		7.125%, 2/15/2023	5,057,500
24,500,000	[1]	6.250%, 8/15/2023 - 5/15/2030	28,952,148
1,500,000		7.500%, 11/15/2024	1,986,680
9,200,000	[1]	7.625%, 2/15/2025	12,333,750
8,598,000	[1]	5.375%, 2/15/2031	9,371,148
		TOTAL	72,138,311
		U.S. Treasury Notes—38.6%
26,100,000	[1]	4.500%, 2/15/2009 - 5/15/2017	26,865,337
9,500,000	[1]	4.875%, 5/15/2009 - 4/30/2011	9,899,262
2,800,000		5.500%, 5/15/2009	2,885,313
2,000,000		6.000%, 8/15/2009	2,084,743
12,000,000		3.500%, 11/15/2009	12,179,318
5,000,000	[1]	3.875%, 5/15/2010	5,120,002
92,500,000	[1]	4.250%, 10/15/2010 - 8/15/2015	95,861,967
9,000,000	[1]	4.625%, 7/31/2012	9,470,388
24,400,000	[1]	4.750%, 5/31/2012	25,759,048
18,380,000		5.125%, 5/15/2016	19,871,002
		TOTAL	209,996,380
		TOTAL U.S. TREASURY (IDENTIFIED COST $267,703,097)	282,134,691
		GOVERNMENT AGENCIES--9.1%
		Federal Home Loan Bank System—3.0%
3,000,000		6.730%, 6/22/2009	3,123,870
900,000		6.500%, 11/13/2009	943,737
1,300,000		7.375%, 2/12/2010	1,389,022
4,450,000		7.625%, 5/14/2010	4,810,320
2,500,000		6.875%, 8/13/2010	2,681,739
3,000,000		5.125%, 9/10/2010	3,109,105
		TOTAL	16,057,793
		Federal Home Loan Mortgage Corporation--4.3%
15,000,000		4.750%, 1/18/2011	15,482,047
5,000,000		5.125%, 11/17/2017	5,161,198
70,000		6.750%, 9/15/2029	82,516
3,000,000		5.625%, 11/23/2035	2,928,413
		TOTAL	23,654,174
		Federal National Mortgage Association--1.8%
10,000,000		4.000%, 1/18/2013	9,853,596
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $48,465,508)	49,565,563
		MORTGAGE-BACKED SECURITIES--17.0%
		Federal Home Loan Mortgage Corporation--11.8%
39,352,005		6.000%, 7/1/2021 - 12/1/2037	40,083,925
21,756,658		5.500%, 2/1/2036 - 5/1/2038	21,623,172
2,618,202		6.500%, 8/1/2037	2,705,609
		TOTAL	64,412,706
		Federal National Mortgage Association--5.0%
21,176		7.500%, 6/1/2012	22,015
4,674,504		5.500%, 8/1/2035	4,650,634
13,300,987		6.500%, 11/1/2036 - 9/1/2037	13,732,558
8,906,935		6.000%, 1/1/2037	9,043,477
		TOTAL	27,448,684
		Government National Mortgage Association--0.2%
77,181		7.500%, 10/15/2026 - 10/15/2027	82,446
478,778		7.000%, 8/15/2027	508,141
48,030		8.000%, 10/15/2027	51,398
217,029		6.500%, 10/15/2031	224,775
		TOTAL	866,760
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $91,591,724)	92,728,150
		COLLATERALIZED MORTGAGE OBLIGATIONS--2.0%
		Federal Home Loan Mortgage Corporation REMIC--2.0%
11,076,000		REMIC 2939 DK, 5.500%, 2/15/2030	10,809,424
		Federal National Mortgage Association REMIC--0.0%
24,143		REMIC 1988-16 B, 9.500%, 6/25/2018	26,394
9,507		REMIC 1989-35 G, 9.500%, 7/25/2019	10,462
		TOTAL	36,856
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $11,278,168)	10,846,280
		ADJUSTABLE RATE MORTGAGES--16.1%
		Federal Home Loan Mortgage Corporation HYBRID ARM--5.4%
10,506,578		ARM, 6.101%, 4/1/2036	10,731,681
4,683,368		ARM, 5.513%, 7/1/2036	4,756,467
1,576,855		ARM, 5.605%, 9/1/2036	1,595,430
9,066,486		ARM, 5.898%, 3/1/2037	9,238,387
3,133,200		ARM, 4.872%, 4/1/2038	3,156,940
		TOTAL	29,478,905
		Federal National Mortgage Association HYBRID ARM--10.7%
8,887,195		ARM, 5.200%, 9/1/2034	9,018,610
8,196,645		ARM, 4.790%, 12/1/2034	8,265,128
2,557,106		ARM, 5.500%, 11/1/2035	2,601,490
9,851,150		ARM, 5.600%, 2/1/2037	10,048,714
14,289,981		ARM, 5.710%, 2/1/2037	14,595,672
13,127,969		ARM, 5.410%, 5/1/2037	13,346,865
		TOTAL	57,876,479
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $86,113,004)	87,355,384
		MUTUAL FUND—38.0%
207,152,903	[2,3,4]	Government Obligations Fund, Institutional Shares, 2.27% (AT NET ASSET VALUE)	207,152,903
		TOTAL INVESTMENTS—134.0% (IDENTIFIED COST $712,304,404)[5]	729,782,971
		OTHER ASSETS AND LIABILITIES---NET---(34.0)%[6]	(185,267,349)
		TOTAL NET ASSETS---100%	$544,515,622

1	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of May 31, 2008, securities subject to this type of arrangement and related collateral were as follows:
	Market Value of Securities Loaned	Market Value of Collateral
	$187,007,290	$193,426,000
2	Affiliated company.
3	7-Day net yield.
4	All or a portion of this security is held as collateral for securities lending.
5
At May 31, 2008, the cost of investments for federal tax purposes was $712,304,404.  The net unrealized appreciation of investments for federal tax purposes was $17,478,567.  This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $18,634,456 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,155,889.

6
Assets, other than investments in securities, less liabilities. A significant portion of this balance represents loans to unaffiliated qualified brokers for securities lending. The Fund receives cash from the broker as collateral for the loaned securities and reinvests the collateral in certain short-term securities.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2008.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•
Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Shares of other mutual funds are valued based upon their reported NAVs.

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	OTC derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV.  Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions.  Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation).  Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation).  The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities.  The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts.  In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$207,152,903
Level 2 – Other Significant Observable Inputs	$522,630,068
Level 3 – Significant Unobservable Inputs	--
Total	$729,782,971

The following acronyms are used throughout this portfolio:

ARM	--Adjustable Rate Mortgage
REMIC	--Real Estate Mortgage Investment Conduit

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Total Return Government Bond Fund

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer

Date	July 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer

Date	July 21, 2008

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer

Date	July 22, 2008